Investor A C And Institutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Floating Rate Income Portfolio - Investor C Shares	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 174
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	928
Expense Example, No Redemption, 10 Years	$ 1,826